JOINT VENTURES AND ASSOCIATES - Share of profit or loss of joint ventures and affiliates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ (1,126,312)	$ 4,049,508	$ 1,198,628
Trigall Genetics S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	(711,223)	326,368	103,703
Synertech Industrias S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ (415,089)	$ 3,723,140	564,598
Moolec Science S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates			467,714
Indrasa Biotecnologia S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates			$ 62,613